Commitments and Contingencies	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

19.    COMMITMENTS AND CONTINGENCIES

On November 6, 2023, Ethereal Singapore was named as a defendant in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware. The lawsuit relates to an alleged agreement to sell at a discount of Ethereal Singapore’s creditor claim against FTX’s bankruptcy estate. The plaintiff seeks specific performance by Ethereal Singapore to complete the transfer of the subject claim to the plaintiff or, alternatively, damages in an amount equal to the difference between the alleged purchase prices of the subject claim and the ultimate amounts distributed by the FTX bankruptcy estate on the account of that claim. As discussed in Note 6, as a result of the FTX bankruptcy proceeding, we recorded 100% impairment loss for the claim of US$9.8 million in 2022 (measured using the carrying value of Bitcoin as of December 31, 2022) on assets, including the underlying assets of this lawsuit’s subject claim, held at FTX. On March 1, 2024, the Bankruptcy Court for the District Delaware approved the parties’ stipulation to transfer the case to the Southern District of New York. While the Company intends to defend such lawsuit vigorously, the Company cannot accurately predict the outcome of such ongoing litigation, or estimate the magnitude of such outcome, due to its early stage.

Arisz Acquisition Corp. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the insider shares, the private units, securities underlying the Unit Purchase Option and any units that may be issued upon conversion of working capital loans or extension loans (and any securities underlying the private units or units issued upon conversion of the working capital loans or extension loans) will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of IPO requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Right of First Refusal

The Company has granted Chardan for a period of 24 months after the date of the consummation of the Company’s Business Combination, a right of first refusal to act as book-running manager, with at least 30% of the economics, for any and all future public and private equity and debt offerings.

Underwriting Agreement

The Company has granted Chardan, the representative of the underwriters, a 45-day option from the date of this prospectus to purchase up to 900,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

The underwriters were paid a cash underwriting discount of 2.5% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $1,725,000. In addition, the underwriters will be entitled to a deferred fee of 3.75% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $2,587,500, which will be paid upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. The underwriters will also be entitled to 0.75% of the gross proceeds of the IPO in the form of common stock of the Company at a price of $10.00 per share, to be issued if the Company closes a Business Combination.

Unit Purchase Option

The Company sold to Chardan (and/or its designees), for $100, an option (the “Unit Purchase Option”) to purchase 115,000 units (as the over-allotment option was fully exercised on November 24, 2021) exercisable at $11.50 per Unit (or an aggregate exercise price of $1,322,500) commencing on the later of six months from the effective date of the registration statement related to the IPO and the consummation of a Business Combination. The Unit Purchase Option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the IPO. The Units issuable upon exercise of the Unit Purchase Option are identical to those offered in the IPO. The Company accounts for the Unit Purchase Option, inclusive of the receipt of $100 cash payment, as an expense of the IPO resulting in a charge directly to stockholders’ equity. The option and the underlying securities that may be issued upon exercise of the option, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(e)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of IPO except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners. The Unit Purchase Option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Unit Purchase Option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves.

Deferred Legal Fees

The Company engaged a legal counsel firm for legal advisory services, and the legal counsel agreed to defer their fees in excess of $200,000. The deferred fee will become payable in the event that the Company completes a Business Combination. As of September 30, 2023 and December 31, 2022, the Company had deferred legal fees of approximately $1.62 million and none, respectively, in connection with such services.